ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of components of accrued expenses and other current liabilities

	As of December 31,
	2024	2025
Research and development	$4,070	$5,557
Legal and consulting	614	1,727
License royalties	85	143
Payroll and Reimbursement	703	1,610
Other	289	599
	$5,761	$9,636